Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRAXIS MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2017
Supplement [Text Block]	pmf_SupplementTextBlock

Praxis Mutual Funds

Praxis Genesis Conservative Portfolio Class A (MCONX)

Supplement dated May 9, 2017 (“Supplement”) to the

Summary Prospectus and Prospectus dated April 30, 2017

This Supplement contains new and additional information and should be read in connection with your Summary

Prospectus and Prospectus.

The section entitled “Fees and Expenses” for the Praxis Genesis Conservative Portfolio is deleted in its entirety and replaced with the following:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Reductions” on page 56 of the Portfolio’s prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management Fees	0.05%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.28%
Acquired Fund Fees and Expenses (“AFFE”)[1]	0.54%
Total Annual Portfolio Operating Expenses[2]	1.12%

[1]	Includes indirect expenses of securities of other mutual funds held by the Portfolio. AFFE are not reflected in the Financial Highlights or audited financial statements.
[2]	Everence Capital Management, Inc. (the “Adviser”) has entered into a contractual expense limitation agreement with respect to the Conservative Portfolio until April 30, 2018. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Portfolio Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to 0.60 percent of the Portfolio’s average daily net assets. The Portfolio has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Portfolio Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to exceed 0.60 percent or any limit in place at the time of recoupment, whichever is lower, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

Praxis Genesis Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pmf_SupplementTextBlock

Praxis Mutual Funds

Praxis Genesis Conservative Portfolio Class A (MCONX)

Supplement dated May 9, 2017 (“Supplement”) to the

Summary Prospectus and Prospectus dated April 30, 2017

This Supplement contains new and additional information and should be read in connection with your Summary

Prospectus and Prospectus.

The section entitled “Fees and Expenses” for the Praxis Genesis Conservative Portfolio is deleted in its entirety and replaced with the following:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Reductions” on page 56 of the Portfolio’s prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management Fees	0.05%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.28%
Acquired Fund Fees and Expenses (“AFFE”)[1]	0.54%
Total Annual Portfolio Operating Expenses[2]	1.12%

[1]	Includes indirect expenses of securities of other mutual funds held by the Portfolio. AFFE are not reflected in the Financial Highlights or audited financial statements.
[2]	Everence Capital Management, Inc. (the “Adviser”) has entered into a contractual expense limitation agreement with respect to the Conservative Portfolio until April 30, 2018. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Portfolio Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to 0.60 percent of the Portfolio’s average daily net assets. The Portfolio has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Portfolio Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to exceed 0.60 percent or any limit in place at the time of recoupment, whichever is lower, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

Risk/Return [Heading]	rr_RiskReturnHeading	Praxis Genesis Conservative Portfolio
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Reductions” on page 56 of the Portfolio’s prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	AFFE are not reflected in the Financial Highlights or audited financial statements.
Praxis Genesis Conservative Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCONX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses (“AFFE”)	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.12%	[2]

[1]	Includes indirect expenses of securities of other mutual funds held by the Portfolio. AFFE are not reflected in the Financial Highlights or audited financial statements.
[2]	Everence Capital Management, Inc. (the “Adviser”) has entered into a contractual expense limitation agreement with respect to the Conservative Portfolio until April 30, 2018. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Portfolio Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to 0.60 percent of the Portfolio’s average daily net assets. The Portfolio has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Portfolio Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to exceed 0.60 percent or any limit in place at the time of recoupment, whichever is lower, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.